Related party and employee transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party and employee transactions
17.	Related party and employee transactions

(a)	Amounts due from related parties

	December 31, 2017	December 31, 2018
	US$	US$
Current:
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	5,909,736	8,052,075
Beijing Aijieli Technology Development Co., Ltd.	12,889,735	16,366,841
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	10,429,990	14,494,710
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	3,576,543	7,539,604
Chengdu Renju	35,199,433	-
Guangzhou Huanglong	38,934,992	-
Qingdao Huiju	18,721,643	61,392,033
Henan Hongguang Olympic Real Estate Co., Ltd.	-	51,340,375
MDL	-	22,988,260
Zhengzhou Xinci Health Service Co., Ltd.	-	1,178,230
Suzhou Wanzhuo’s non-controlling interest holders	-	27,201,258
Taicang Pengchi’s non-controlling interest holders	-	5,630,819

Total current amounts due from related party	125,662,072	216,184,205

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	24,665,944	26,122,186

Total	150,328,016	242,306,391

As of December 31, 2017, the Company advanced US$5,869,138 of working capital funds to Starry Sky. Of the amount advanced, US$1,155,459 was in the form of unsecured interest bearing loans, which has no fixed payment terms and bears interest from 7.5% to 10%. Accrued interest amounted to US$40,598 as of December 31, 2017. As of December 31, 2018, the Company advanced US$7,903,416 of working capital funds to Starry Sky. Of the amount advanced, US$1,100,070 was in the form of unsecured interest bearing loans, which has no fixed payment terms and bears interest at 10%. Accrued interest amounted to US$148,659 as of December 31, 2018. The remaining advances are unsecured and bear no interest.

As of December 31, 2017 and December 31, 2018, the Company advanced US$26,896,268 and US$36,699,899 of working capital funds to Beijing Aijieli Technology Development Co., Ltd. (“Aijieli”), Beijing Ruizhuo Xitou Technology Development Co., Ltd. (“Xitou”) and Beijing Ruizhuo Xichuang Technology Development Co., Ltd. (“Xichuang”), without any fixed payments terms. As of December 31, 2017, balances are unsecured, and bear no interest. As of December 31, 2018, US$18,410,797 was in the form of unsecured interest bearing loans, which bears interest from 10% to 12%. Accrued interest amounted to US$1,701,256. The remaining advances are unsecured and bear no interest. Aijieli, Xitou and Xichuang are companies owned by senior management members of the Company.

As of December 31, 2017, the balance due from Chengdu Renju (Note 7) is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year. In 2018, the Group obtained control over Chengdu Renju (see Note 8).

In 2017, the Company advanced US$38,260,231 of working capital funds to Guangzhou Huanglong (Note 7) in the form of an unsecured interest bearing loan with a three months payment term and bears interest at 17.5%. As of December 31, 2017, the outstanding balance included accrued interest amounting to US$353,375 and a receivable amounting to US$321,386 related to construction services provided to Guangzhou Huanglong. In 2018, Guangzhou Huanglong repaid the entire outstanding balance.

As of December 31, 2017 and December 31, 2018, the balances due from Qingdao Huiju (Note 7) are related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Henan Hongguang Olympic Real Estate Co., Ltd. (“Henan Hongguang”) is the non-controlling shareholder of Henan Renxin (Note 1), one of the Company’s subsidiaries. As of December 31, 2018, the balance due from Henan Hongguang is related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

As of December 31, 2018, the balance due from MDL (Note 7)
amounting to US$20,010,257 is related to advances for operational needs. This balance is unsecured, bears interest at
15%, and has no fixed repayment term. Accrued interest amounted to US$2,978,003 as of December 31, 2018.

As of December 31, 2018, the balance due from Zhengzhou Xinci (Note 7)
amounting to US$1,107,356 is related to advances for operational needs. This balance is secured by equity pledge, bears interest at
9%, and has no fixed repayment term. Accrued interest amounted to US$70,874 as of December 31, 2018.

On September 12, 2017, the Company sold 80% of its equity interest in Suzhou Wanzhuo to four non-affiliated passive investors for an aggregate cash consideration of US$23,687,327. Pursuant to the updated articles of association, the Company still exercises control over the relevant principal activities of Suzhou Wanzhuo and therefore, continues to consolidate it in its financial statements. As of December 31, 2018, the balances due from the non-controlling interest holders amounting to US$27,201,258 are related to advances for working capital funds. The balances are in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears interest at 4.75%. Accrued interest is immaterial as of December 31, 2018.

On December 1, 2017, the Company together with seven other non-affiliated companies acquired 100% of Taicang Pengchi for an aggregate cash consideration of US$28,836,311. The Company accounted for the acquisition of Taicang Pengchi as an asset acquisition because the only asset of Taicang Pengchi is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Taicang Pengchi and therefore, consolidates it in its financial statements. As of December 31, 2018, the balance of due from the non-controlling interest holders amounting to US$
5,630,819
are related to advances for working capital funds. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Xinzheng Meihang Network Technology Co., Ltd. (“Meihang”) is the non-controlling shareholder of Zhengzhou Hangmei Technology Development Co., Ltd. (“Zhengzhou Hangmei”), one of the Company’s subsidiaries. As of December 31, 2017, and December 31, 2018, the balances due from Meihang are
US$24,100,060 and US$22,944,780, respectively, which have a three year payment terms, and bear interest at 11.5%. Accrued interest amounted to US$565,884 and US$3,177,406 as of December 31, 2017 and December 31, 2018, respectively.

In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable. For the periods presented, based on management’s evaluation, no allowance was deemed necessary.

(b)	Amounts due to related party

	December 31, 2017	December 31, 2018
	US$	US$
Current:
Suzhou Wanzhuo’s non-controlling interest shareholders	93,548,383	23,447,245
Taicang Pengchi’s non-controlling interest holders	34,630,040	2,853,950
Suzhou Yefang’s non-controlling interest holders	-	11,902,028
Guangzhou Huanglong	-	7,285,231
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	-	1,179,565
Beijing Xintou No.1 Management Consulting Center (limited partnership)	-	1,834,422

Total current amounts due to related party	128,178,423	48,502,441

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	29,917,961	31,241,768

Total	158,096,384	79,744,209

As of December 31, 2017 and December 31, 2018, Suzhou Wanzhuo’s non-controlling interest holders advanced US$92,231,041 and US$18,929,073 of working capital funds in aggregate to Suzhou Wanzhuo in the form of an unsecured interest-bearing loan, which has no fixed payment terms, and bears annual interest from 4.25% to 4.75%, respectively. Accrued interest amounted to US$1,317,340 and US$3,913,866 as of December 31, 2017 and December 31, 2018, respectively. The remaining advance amounting to US$604,306 for shareholder service is unsecured, bears no interest, and is expected to be paid in one year.

As of December 31, 2017 and December 31, 2018, non-controlling interest holders of Taicang Pengchi advanced US$34,630,040 and US$2,710,571 of working capital funds in aggregate to Taicang Pengchi in the form of an unsecured interest-bearing loan, which has no fixed payment terms, and bears interest at the PBOC demand deposit interest rate. As of December 31, 2
0
17 and December 31, 2018, accrued interest amounted to nil and US$143,379, respectively.

On June 6, 2018, the Company together with 4 other non-affiliated companies acquired 100% of Suzhou Yefang for an aggregate cash consideration of US$15,615,240. The Company accounted for the acquisition of Suzhou Yefang as an asset acquisition because the only asset of Suzhou Yefang is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Suzhou Yefang and therefore, consolidates it in its financial statements. As of December 31, 2018, the non-controlling interest holders advanced US$10,646,949 of working capital funds in aggregate to Suzhou Yefang in the form of an unsecured interest-bearing loan, which will be repaid by one year and bear annual interest at 8%. Accrued interest amounted to US$1,255,079 as of December 31, 2018.

As of December 31, 2018, the balance due to Guangzhou Huanglong (Note 7) is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be paid in one year.

As of December 31, 2018, the balances due to Xitou are related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be paid in one year.

As of December 31, 2018, the balance due to Beijing Xintou No.1 Management Consulting Center (limited partnership) (“Xintou No.1”) is related to advances for operational needs without any fixed payments terms. This balance is unsecured, bears no interest, and is expected to be paid in one year. Xintou No.1 is company owned by senior management members of the Company.

Meihang is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2017, and December 31, 2018, Meihang advanced US$28,968,446 and US$27,579,790 of working capital funds to Zhengzhou Hangmei in the form of an unsecured interest (10%) bearing loan with a three year payment term. Accrued interest amounted to US$949,515 and US$3,661,978 as of December 31, 2017 and December 31, 2018, respectively.

(c)	Amounts due from employees

	December 31, 2017	December 31, 2018
	US$	US$
Advances to employees	2,174,302	1,694,416

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)	Others

O
n July 31, 2017, the Company sold
1.33
% of the equity interest in one real estate project company to key management personnel for a total consideration of US$
1,256,909
. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

In 2018, the Company sold a small percentage of the equity interests (ranging from
0.50
% to
5.54
%) in eight real estate project companies to key management personnel for a total consideration of US$
8,720,772
. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

On June 15, 2017, Xinyuan China, the Group’s related parties, and a third party signed a partnership agreement to form a limited partnership, Beijing Future Xinruifeng Science and Technology Development Center (Limited Partnership) (“Xinruifeng”). The related parties that are partners of Xinruifeng comprise of (i) senior management members; and (ii) Beijing Xinyuan Future Investment Management Co., Ltd. (“Xinyuan Future”), which is also owned by one senior management member of the Company. The third party and the related parties are general partners of Xinruifeng whereas Xinyuan China is a limited partner.

Pursuant to the framework agreement signed in June 2017 by Xinruifeng and Xinyuan China, both parties agreed to invest a total of RMB 30 million in Xitou. After the completion of the arrangement, Xinruifeng and Xinyuan China will own 66.67% and 33.33% equity interest of Xitou, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xitou for nil consideration (“Step one”); and 2) Xinruifeng will inject a capital of RMB 20 million and acquire 66.67% equity interest of Xitou, and Xinyuan China will invest RMB 10 million and obtain 33.33% of equity interest of Xitou (“Step two”). These two steps are inseparable and the acquisition of Xitou will be completed only after both of these two steps are completed. As of December 31, 2018, Step two is still in process. Considering Step one and Step two were entered into at the same time and in contemplation of one another, the Xitou transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinhujin Science and Technology Development Center (Limited Partnership) (“Xinhujin”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB30 million in Xichuang. After the completion of the arrangement, Xinhujin and Xinyuan China will own 66.67% and 33.33% equity interest of Xichuang, respectively. The arrangement will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Xichuang for nil consideration (“Step one”); and 2) Xinhujin will inject capital of RMB20 million to Xichuang and acquire 66.67% equity interest of Xichuang, and Xinyuan China will invest RMB 10 million and obtain 33.33% of equity interest of Xichuang (“Step two”). These two steps are inseparable and the acquisition of Xichuang will be completed only after both of these two steps are completed. As of December 31, 2018, the Xichuang transaction has not been completed since Step two is still in process. Considering both Step one and Step two were entered into at the same time and in contemplation of one another, the Xichuang transaction is not considered completed for accounting purposes.

Pursuant to the framework agreement signed in June 2017 by Beijing Future Xinzhihui Science and Technology Development Center (Limited Partnership) (“Xinzhihui”), owned by a senior management member of the Company, and Xinyuan China, both parties agreed to invest a total of RMB 40 million in Aijieli. After the completion of the arrangement, Xinzhihui and Xinyuan China will own 75% and 25% equity interest of Aijieli, respectively. The acquisition will be completed with two steps that form a single transaction designed to achieve an overall commercial effect, 1) Xinyuan China will acquire 100% equity interest of Aijieli for nil consideration (“Step one”); and 2) Xinzhihui will inject a capital of RMB30 million and acquire 75% equity interest of Aijieli, and Xinyuan China will invest RMB10 million and obtain 25% of equity interest of Aijieli (“Step two”). These two steps are inseparable and the acquisition of Aijieli will be completed only after both of these two steps are completed. As of December 31, 2018, the Aijieli transaction has not been completed since Step two is still in process. Considering both Step one and Step two were entered into at the same time and in contemplation of one another, the Aijieli transaction is not considered completed for accounting purposes.

On June 24, 2017, Beijing Wanzhong, one of the Company’s subsidiaries, invested US$2,142,573 in the Xin Future No.1 Private Equity Fund. The fund is operated by Beijing Xinyuan Future Investment Management Limited, an investment company controlled by the Company’s key management personnel. Management accounted for this investment at fair value using the net asset value practical expedient. The Company can redeem its investment on the last trading day of each quarter by providing written notice in advance. On September 26, 2018, the Company redeemed its investment resulting in US$
59,970
gain recorded in net realized gain on short-term investments during the year ended December 31, 2018.

For the year ended December 31, 2018, total directors’ remuneration amou nted to
US$
7,056,388
(2016: US$10,295,641; 2017: US$
10,634,720
).

All other related party transactions have been disclosed in Notes 1, 8 and 12.